SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options - Beginning Balance	838,694
Number of options - Granted	0
Number of options - Exercised	(165,720)
Number of options - Forfeited	(88,200)
Number of options - Ending Balance	584,774	838,694
Number of options - Options vested and expected to vest	584,774
Number of options - Options exercisable	0
Weighted average exercise price - Beginning Balance	¥ 0.01
Weighted average exercise price - Granted	0
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Forfeited	0.01
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0
Weighted average grant date fair value - Beginning Balance	16.06
Weighted average grant date fair value - Granted	¥ 0
Weighted average grant date fair value - Exercised	12.72
Weighted average grant date fair value - Forfeited	¥ 12.72
Weighted average grant date fair value - Ending Balance	17.50	¥ 16.06
Weighted average grant date fair value - Options vested and expected to vest	17.50
Weighted average grant date fair value - Options exercisable	¥ 0
Weighted average remaining contractual term (years)	3 years 2 months 26 days	4 years 2 months 4 days
Weighted average remaining contractual term (years) - Options vested and expected to vest	3 years 2 months 26 days
Weighted average remaining contractual term (years) - Options exercisable	0 years
Aggregate intrinsic value - Outstanding	¥ 14,225	¥ 20,102
Aggregate intrinsic value - Options vested and expected to vest	14,225
Aggregate intrinsic value - Options exercisable	¥ 0